CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Profit (loss) for the year	$ 4,236,628	$ (16,358,891)	$ (14,311,246)
Adjustments to reconcile profit to net cash flows
Income tax	2,206,710	6,986,284	(10,928,517)
Finance results	32,702,642	41,458,217	40,950,716
Depreciation of property, plant and equipment	2,010,136	2,450,256	2,230,881
Amortization of intangible assets	2,149,534	2,376,919	2,141,476
Depreciation of leased assets	566,818
Inventory purchase price allocation charge			2,257,378
Transaction expenses		4,535,247
Share-based incentive and stock options	3,428,029	(102,827)	30,005
Share of profit or loss of joint ventures and associates	(2,477,193)	(1,012,486)	2,136,801
Loss of control of subsidiaries		(10,591)
Provisions for contingencies	200,525	(246,832)	46,103
Allowance for impairment of trade debtors	1,499,298	686,985	1,259,127
Allowance for obsolescence	977,817	564,873	661,804
Initial recognition and changes in the fair value of biological assets	(716,741)	(279,945)
Gain or loss on sale of equipment and intangible assets	297,289	91,762	4,834
Working capital adjustments
Trade receivables	(23,022,695)	41,488,052	17,316,880
Other receivables	(4,827,495)	5,769,598	513,162
Income and minimum presumed income taxes	1,236,970	2,778,165	(126,806)
Inventories	(5,265,246)	(8,637,166)	10,355,422
Trade and other payables	8,469,848	(33,700,485)	(35,288,368)
Employee benefits and social security	(474,220)	931,546	(543,917)
Deferred revenue and advances from customers	864,905	66,170	(162,473)
Income and minimum presumed income taxes payable		(1,705,481)	(71,076)
Government grants	(6,603)	(23,019)	(85,318)
Interest collected	1,027,132
Inflation effects on working capital adjustments	(13,663,552)	(18,411,538)
Net cash flows generated by operating activities	11,420,536	29,694,813	18,386,868
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	51,151	317,953	109,711
Investment in joint ventures and associates		(129,340)
Net loans granted to shareholders and other related parties			(2,621,647)
Investment in financial assets	(17,761,224)
Purchase of property, plant and equipment	(1,646,697)	(2,044,102)	(2,791,794)
Capitalized development expenditures	(1,263,730)	(682,530)	(2,301,425)
Purchases of intangible assets	(1,591,749)	(722,833)	(614,529)
Net cash flows used in investing activities	(22,212,249)	(3,260,852)	(8,219,684)
FINANCING ACTIVITIES
Proceeds from borrowings and convertible notes	135,348,502	88,693,632	27,745,013
Repayment of borrowings, financed payments and interest payments	(101,317,621)	(111,084,915)	(37,624,531)
(Decrease) increase in bank overdrafts and other short-term borrowings	(2,331,974)	(4,968,813)	1,208,830
Other financial proceeds or payments, net	2,298,360	(854,731)	(1,787,117)
Reverse Recapitalization		1,268,633
Purchase of own shares	(30,906)
Leased assets payments	(433,947)
Net cash flows generated by (used in) financing activities	33,532,414	(26,946,194)	(10,457,805)
Net increase in cash and cash equivalents	22,740,701	(512,233)	(290,621)
Inflation effects on cash and cash equivalents	(552,459)	1,681,113
Cash and cash equivalents as of beginning of the year	3,450,873	2,215,103	1,679,478
Effect of exchange rate changes on cash and equivalents	1,520,306	66,890	826,246
Cash and cash equivalents as of the end of the year	$ 27,159,421	$ 3,450,873	$ 2,215,103